LAND USE RIGHTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Operating leases :
Leases	$ 571,827	¥ 3,720,478	¥ 3,346,008
Land use right
Operating leases :
Leases		3,720,478	3,346,008	¥ 3,471,604
PRC | Land use right
Operating leases :
Leases		3,720,478	3,346,008
PRC | Land use right | Less than 10 years
Operating leases :
Leases		127,516	121,047
PRC | Land use right | Between 10 to 50 years
Operating leases :
Leases		3,475,023	3,089,734
PRC | Land use right | Over 50 years
Operating leases :
Leases		¥ 117,939	¥ 135,227